Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income taxes

15. Income taxes

The current income tax liability amounts to € nil at December 31, 2020 (December 31, 2019: €  64,000). No significant temporary differences exist between accounting and tax results. Realization of deferred tax assets is dependent on future earnings, if any, the timing and amount of which are uncertain. Accordingly, the Company has not yet recognized any deferred tax asset related to operating losses.